United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page
Report for the Calendar Year or Quarter Ended: 09/30/05
Check here if Amendment:  [  ]   Amendment number:  [  ]
This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.
Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546
     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
     Person Signing this Report on Behalf of Reporting Manager:
Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164
     Signature, Place, and Date of Signing:
          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          November 8, 2005
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      22
Form 13F Information Table Value Total:      $252,014
                                            (thousands)
List of Other Included Managers:  NONE
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
                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
BERKLEY WR CORP          COM       084423102    5,342,000  135,287.00 X                                18,583   64,439   52,265
CARDINAL HEALTH          COM       14149Y108   1,6235,000  255,907.00 X                                36,985  128,322   90,600
CHOICEPOINT              COM       170388102   26,420,000  611,985.00 X                                87,645  303,815  220,525
CINTAS CORP.             COM       172908105   15,757,000  383,846.00 X                                56,065  190,107  137,674
EBAY                     COM       278642103   14,743,000  357,830.00 X                                67,435  230,360   60,035
EXPRESS SCRIPTS          COM       302182100   25,850,000  415,590.00 X                                33,635  117,080  264,875
GETTY IMAGES INC         COM       374276103   12,998,000  151,066.00 X                                22,535   75,655   52,876
INTL SPEEDWAY CL A       COM       460335201   12,064,000  229,910.00 X                                31,500  117,619   80,791
IRON MOUNTAIN            COM       462846106    9,778,000  266,425.00 X                                38,757  136,405   91,263
KOHLS CORP               COM       500255104   13,091,000  260,880.00 X                                37,035  128,780   95,065
LAUREATE EDUCATION INC   COM       518613104   12,525,000  255,765.00 X                                37,965  127,030   90,770
LINCARE HOLDINGS         COM       532791100    6,328,000  154,131.00 X                                18,410   81,715   54,006
MOHAWK CORP              COM       608190104   11,047,000  137,657.00 X                                21,167   69,280   47,210
NATL MEDICAL HLTH CARD   COM       636918302    6,234,000  225,515.00 X                                34,574  108,941   82,000
NAVIGATORS GROUP         COM       638904102    8,128,000  217,789.00 X                                20,585  118,444   78,760
STRAYER EDUCATION        COM       863236105   19,085,000  201,906.00 X                                29,960   98,908   73,038
WASHINGTON POST B        COM       939640108    6,383,000    7,953.00 X                                 1,501    3,817    2,635
ZEBRA TECHNOLOGIES       COM       989207105   24,676,000  631,238.00 X                                94,821  309,091  227,326
LARGE CAP VALUE INDEX    MF        464287408    1,441,000   22,458.00 X                                         18,861    3,597
S&P 500 INDEX            MF        464287200    1,993,000   16,200.00 X                                         13,250    2,950
S&P MIDCAP 400 INDEX     MF        464287507    1,395,000   19,415.00 X                                         15,667    3,748
TWEEDY BROWN GLBL VAL    MF        901165100      501,000   19,180.00 X                                         18,651      529
TOTAL COMMON STOCK                            246,684,000
TOTAL MUTUAL FUNDS                              5,330,000
TOTAL COMMON STOCKS
AND MUTUAL FUNDS                              252,014,000

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